SCHEDULE OF BORROWINGS (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-term borrowings	$ 8,744,474	[1]	$ 8,772,710	[1],[2]	$ 8,978,390	[2]
Long-term borrowings	12,068,807	[3]	11,538,357	[3],[4]	12,305,279	[4]
Less: current maturities	(9,207,392)		(9,031,383)		(4,426,000)
Non-current maturities	$ 2,861,415		$ 2,506,974		$ 7,879,279

[1]	As of March 31, 2024 and December 31, 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of March 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 22.6% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.
[3]	As of March 31, 2024 and December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 27.6%, and 12.0% to 24.0% per annum, respectively. As of March 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 14.1% and 13.1% per annum, respectively. The borrowings are denominated in HK$ and US$. As of March 31, 2024 and December 31, 2023, the Company obtained loans from three members of management of the Company.
[4]	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.